Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares, issued	57,971,910	58,221,760	58,010,823
Common stock, shares, outstanding	57,971,910	58,221,760	58,010,823